Property, Plant and Equipment - Summary of Components of Property Plant and Equipment Net (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property plant and equipment, Gross	$ 1,158,976	$ 817,135	$ 764,636
Accumulated depreciation and depletion	(566,960)	(464,178)	(352,565)
Construction in progress	72,229	10,730	17,613
Property, plant, and equipment, net	664,245	363,687	429,684
Machinery and Equipment
Property Plant And Equipment [Line Items]
Property plant and equipment, Gross	1,070,672	760,829	738,312
Mining Property and Mine Development
Property Plant And Equipment [Line Items]
Property plant and equipment, Gross	48,464	34,809	4,809
Office Equipment Software and Other
Property Plant And Equipment [Line Items]
Property plant and equipment, Gross	14,303	5,550	4,820
Land
Property Plant And Equipment [Line Items]
Property plant and equipment, Gross	950
Buildings and Leasehold Improvements
Property Plant And Equipment [Line Items]
Property plant and equipment, Gross	$ 24,587	$ 15,947	$ 16,695